Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Approximate number of federal district court actions alleged for patent infringement		50
Payments for Legal Settlements	$ 400,000,000		$ 384,000,000
Litigation settlements, payment period		6 years
Future payments for Legal Settlements	200,000,000
Guarantee obligations, year term (in years)		30
Letters of credit		100,000,000
Purchase commitments		33,400,000,000
2014		19,700,000,000
2015-2016		8,800,000,000
2017-2018		4,100,000,000
Thereafter		800,000,000
Purchases against commitments		$ 16,000,000,000